Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accrued Expenses And Other Payables

	As of	As of
	December 31, 2019 Million	December 31, 2018 Million
Receipts-in-advance	69,421	69,629
Other payables	28,962	31,990
Accrued salaries, wages and other benefits	7,213	6,950
Accrued expenses	76,772	87,003

	182,368	195,572